[INVESTORS BANK & TRUST LETTERHEAD
200 CLARENDON STREET
BOSTON, MA 02116]


March 5, 2003

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Seix Funds, Inc. (the "Fund")
        File No.   333-33365, 811-8323

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Seix Funds, Inc. (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectuses and Statement of Additional Information, each dated March 1, 2003, do not differ from those contained in Post-Effective Amendment ("PEA") No. 15, the most recent amendment to the Fund's Registration Statement, on Form N-1A, which became effective with the Securities and Exchange Commission on March 1, 2003, and (ii) the text of PEA No. 15 was filed electronically, via EDGAR, on February 27, 2003.

Please direct any comments to the undersigned at 617-937-7804.


Sincerely,

/s/ Sandra I. Madden

Sandra I. Madden